Long-Term Debt and Other Borrowing Arrangements - Carrying Values of Long-Term Debt and Other Borrowing Arrangements (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jan. 02, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior subordinated notes	$ 1,459,056		$ 1,521,547
Total gross debt and other borrowing arrangements	1,753,021		1,767,922
Less unamortized debt issuance costs	(25,239)		(28,468)
Total	1,727,782		1,739,454
Total net debt and other borrowing arrangements	1,727,782		1,739,454
Less current maturities of Term Loan	(2,500)		(2,500)
Long-term debt	1,725,282		1,736,954
Revolving Credit Agreement Mature 2018 [Member]
Debt Instrument [Line Items]
Revolving credit agreement	50,000	$ 200,000
Variable Term loan Due 2020 [Member]
Debt Instrument [Line Items]
Long term debt	243,965		246,375
5.25% Senior Subordinated Notes Due 2024 [Member]
Debt Instrument [Line Items]
Senior subordinated notes	200,000		200,000
5.50% Senior subordinated notes due 2023 [Member]
Debt Instrument [Line Items]
Senior subordinated notes	553,835		616,326
5.50% Senior subordinated notes due 2022 [Member]
Debt Instrument [Line Items]
Senior subordinated notes	700,000		700,000
9.25% Senior Subordinated Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior subordinated notes	$ 5,221		$ 5,221